Note 4 - Segmental Financial Information - Summary of Reportable Segments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Voyage revenue	$ 979,431	$ 614,712
Intersegment voyage revenue	0	0
Income from investment in leaseback vessels	11,419	1,477
Net Income/ (Loss) for the period	205,547	216,258
Total Assets	5,355,629		$ 5,287,022
Nonrelated Party [Member]
Voyage revenue	947,655	614,712
Related Party [Member]
Voyage revenue	31,776	0
Intersegment Eliminations [Member]
Intersegment voyage revenue	(11,139)	(3,079)
Income from investment in leaseback vessels	0	0
Net Income/ (Loss) for the period	0	0
Total Assets	(39,651)		(3,120)
Intersegment Eliminations [Member] | Nonrelated Party [Member]
Voyage revenue	0	0
Intersegment Eliminations [Member] | Related Party [Member]
Voyage revenue	0
Container Vessels Segment [Member]
Voyage revenue	427,323	406,917
Container Vessels Segment [Member] | Operating Segments [Member]
Intersegment voyage revenue	0	0
Income from investment in leaseback vessels	0	0
Net Income/ (Loss) for the period	195,840	306,067
Total Assets	3,103,963		3,153,806
Container Vessels Segment [Member] | Operating Segments [Member] | Nonrelated Party [Member]
Voyage revenue	427,323	406,917
Container Vessels Segment [Member] | Operating Segments [Member] | Related Party [Member]
Voyage revenue	0
Dry Bulk Vessels Segment [Member]
Voyage revenue	86,297	74,347
Dry Bulk Vessels Segment [Member] | Operating Segments [Member]
Intersegment voyage revenue	11,139	3,079
Income from investment in leaseback vessels	0	0
Net Income/ (Loss) for the period	7,193	(31,715)
Total Assets	703,675		734,817
Dry Bulk Vessels Segment [Member] | Operating Segments [Member] | Nonrelated Party [Member]
Voyage revenue	86,297	74,347
Dry Bulk Vessels Segment [Member] | Operating Segments [Member] | Related Party [Member]
Voyage revenue	0
Costamare Bulkers Inc. (“CBI”) [Member]
Voyage revenue	465,811	133,448
Costamare Bulkers Inc. (“CBI”) [Member] | Operating Segments [Member]
Intersegment voyage revenue	0	0
Income from investment in leaseback vessels	0	0
Net Income/ (Loss) for the period	(3,694)	(57,516)
Total Assets	453,963		455,568
Costamare Bulkers Inc. (“CBI”) [Member] | Operating Segments [Member] | Nonrelated Party [Member]
Voyage revenue	434,035	133,448
Costamare Bulkers Inc. (“CBI”) [Member] | Operating Segments [Member] | Related Party [Member]
Voyage revenue	31,776
Neptune Maritime Leasing Limited (“NML”) [Member] | Operating Segments [Member]
Intersegment voyage revenue	0	0
Income from investment in leaseback vessels	11,419	1,477
Net Income/ (Loss) for the period	5,947	571
Neptune Maritime Leasing Limited (“NML”) [Member] | Operating Segments [Member] | Nonrelated Party [Member]
Voyage revenue	0	0
Neptune Maritime Leasing Limited (“NML”) [Member] | Operating Segments [Member] | Related Party [Member]
Voyage revenue	0
NML [Member] | Operating Segments [Member]
Total Assets	350,537		238,667
Other [Member] | Operating Segments [Member]
Intersegment voyage revenue	0	0
Income from investment in leaseback vessels	0	0
Net Income/ (Loss) for the period	261	(1,149)
Total Assets	783,142		$ 707,284
Other [Member] | Operating Segments [Member] | Nonrelated Party [Member]
Voyage revenue	0	$ 0
Other [Member] | Operating Segments [Member] | Related Party [Member]
Voyage revenue	$ 0